Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre-tax book loss					$ (13,609,307)	$ (21,426,879)
Amount
Federal income tax at statutory rate					(2,857,954)	(4,499,644)
State income tax benefit					(530,084)	(163,677)
Change in valuation allowance					2,760,687	3,559,163
Permanent items					21,281	(839,583)
Other					(127,924)	0
Provision for income tax benefit	$ (259,867)	$ 128,140	$ (586,867)	$ (204,697)	$ (733,994)	$ (1,943,741)
Percentage
Federal income tax at statutory rate					21.00%	21.00%
State income tax benefit					3.90%	0.80%
Change in valuation allowance					(20.30%)	(16.60%)
Permanent items					(0.20%)	3.90%
Other					1.40%	0.00%
Provision for income tax benefit					5.40%	9.10%